Trading Activities and Related Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Trading Activities and Related Risks
Securities owned, deposited with trading counterparties at fair value		$ 12,395,634
Cash and cash equivalents	$ 38,781,351	15,838,709
FCMs, interbank market makers and swap counterparties
Trading Activities and Related Risks
Required margin and good faith deposits, low end of the range (as a percent)	5.00%
Required margin and good faith deposits, high end of the range (as a percent)	35.00%
Securities owned, deposited with trading counterparties at fair value	$ 0	$ 12,395,634
Securities owned, deposited with trading counterparties, percent of net asset value	0.00%	4.15%
Cash and cash equivalents	$ 38,781,351	$ 15,838,709
Cash deposited with trading counterparties, percent of net asset value	18.14%	5.31%